UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Laurion Capital Management LP
Address: 7 Times Square, Suite 2505
         New York, NY  10036

13F File Number:  28-12437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Benjamin A. Smith
Title:     Partner
Phone:     212.938.6300

Signature, Place, and Date of Signing:

       /s/ Benjamin A. Smith     New York, NY     October 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $47,127 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC      COM             007903107      216    16409 SH       SOLE                      216        0        0
ATMEL CORP                      COM             049513104      201    39100 SH       SOLE                      201        0        0
CONOCOPHILLIPS                  COM             20825C104    10532   120000 SH  CALL SOLE                    10532        0        0
CONOCOPHILLIPS                  COM             20825C104     9660   350000 SH  PUT  SOLE                     9660        0        0
DELL INC                        COM             24702R101      433    15700 SH       SOLE                      433        0        0
DELL INC                        COM             24702R101    10532   120000 SH  CALL SOLE                    10532        0        0
DELL INC                        COM             24702R101     9660   350000 SH  PUT  SOLE                     9660        0        0
GANNETT INC                     COM             364730101      485    11100 SH       SOLE                      485        0        0
HUDSON CITY BANCORP             COM             443683107      250    16300 SH       SOLE                      250        0        0
KIMBERLY CLARK CORP             COM             494368103      224     3200 SH       SOLE                      224        0        0
KOHLS CORP                      COM             500255104      693    12100 SH       SOLE                      693        0        0
LOWES COS INC                   COM             548661107      252     9000 SH       SOLE                      252        0        0
LSI CORPORATION                 COM             502161102      413    55728 SH       SOLE                      413        0        0
NEWMONT MINING CORP             COM             651639106      268     6000 SH       SOLE                      268        0        0
NIKE INC                        CL B            654106103      211     3600 SH       SOLE                      211        0        0
PNC FINL SVCS GROUP INC         COM             693475105      316     4644 SH       SOLE                      316        0        0
REALTY INCOME CORP              COM             756109104      209     7500 SH       SOLE                      209        0        0
REGIONS FINANCIAL CORP NEW      COM             7591EP100      224     7600 SH       SOLE                      224        0        0
REPUBLIC SVCS INC               COM             760759100      214     6550 SH       SOLE                      214        0        0
RITE AID CORP                   COM             767754104       48    10400 SH       SOLE                       48        0        0
RYDER SYS INC                   COM             783549108      200     4100 SH       SOLE                      200        0        0
SOUTHERN CO                     COM             842587107      551    15200 SH       SOLE                      551        0        0
SUNCOR ENERGY INC               COM             867229106      274     2900 SH       SOLE                      274        0        0
TARGET CORP                     COM             87612E106      673    10600 SH       SOLE                      673        0        0
WELLS FARGO & CO NEW            COM             949746101      388    10900 SH       SOLE                      388        0        0